Intangible Assets - Intangible Asset Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 12,363	$ 16,396
Additions	0	0
Amortization expense	(3,039)	(4,034)
Translation adjustment	0	1
Ending balance	9,324	12,363
Placement fees
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,764	4,747
Additions	0	0
Amortization expense	(950)	(984)
Translation adjustment	0	1
Ending balance	2,814	3,764
Customer relationship intangible
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,215	3,731
Additions	0	0
Amortization expense	(514)	(516)
Translation adjustment	0	0
Ending balance	2,701	3,215
Contractual development fees
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	5,384	7,918
Additions	0	0
Amortization expense	(1,575)	(2,534)
Translation adjustment	0	0
Ending balance	$ 3,809	$ 5,384